Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April
22
, 2022, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Payment of debt		Construction of the Dos Bocas Refinery
January 21	Ps.	19,321,641	—
January 21		—	7,500,000
February 14		—	7,500,000
March 8		26,115,897	—
March 8		—	7,500,000

Total	Ps.	45,437,538	22,500,000

Certificates of Contribution "A" [member]
Statement [line items]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during 2021		316,354,129

Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2021 totaled Ps. 316,354,129 and were designated for the construction of the Dos Bocas Refinery and for the payment of debt, as follows:

Date	Construction of the Dos Bocas Refinery		Payment of debt
January 22	Ps.	12,000,000		—
February 11		10,000,000		—
February 24		—		32,062,000
March 5		7,000,000		—
March 26		2,000,000		—
April 5		5,000,000		—
April 26		2,050,000		—
May 3		7,000,000		—
May 4		—		32,062,000
June 21		4,000,000		—
July 5		4,000,000		—
July 22		3,780,000		—
August 2		—		32,596,000
August 9		1,500,000		—
August 17		1,500,000		—
August 25		2,000,000		—
August 31		4,000,000		—
September 10		1,500,000		—
September 17		2,000,000		—
September 27		1,800,000		—
October 5		1,500,000		—
October 12		2,400,000		—
October 19		1,000,000		—
October 26		1,000,000		—
November 5		1,000,000		—
November 16		1,000,000		—
November 19		—		32,615,539
November 22		1,000,000		—
November 26		1,355,290		—
December 8		6,300,000		—
December 13		1,000,000		—
December 20		—		73,233,300
December 22		2,000,000		—
December 27		17,000,000		—
December 30		6,100,000		—

Total	Ps.	113,785,290	Ps.	202,568,839